Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS:
Cash	$ 28,510,993	$ 1,319,977
Accounts receivable, net	26,566,497	25,537,236
Advance to suppliers	6,452,036	1,999,876
Prepaid expenses and other current assets	1,384,074	3,553,028
TOTAL CURRENT ASSETS	62,913,600	32,410,117
Property and equipment, net	105,068	48,393
Intangible asset, net	1,545,488	1,635,321
Operating right-of-use asset	155,359	194,747
Deferred tax assets	403,302	140,757
Other non-current assets	740,197
TOTAL ASSETS	65,863,014	34,429,335
CURRENT LIABILITIES:
Short-term bank loans	3,985,814	5,140,990
Accounts payable	1,238,992	1,900,883
Deferred revenue	393,874	1,648,847
Taxes payable	4,544,132	4,232,391
Due to a related party		225,000
Accrued liabilities and other payables	262,447	77,567
Operating lease liability - current	96,227	98,427
TOTAL CURRENT LIABILITIES	10,521,486	13,324,105
Long-term bank loans	1,506,449	1,672,370
Operating lease liability - non-current	50,583	104,755
TOTAL LIABILITIES	12,078,518	15,101,230
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary Shares (par value $0.001 per share; 44,000,000 Class A Ordinary Shares authorized as of December 31, 2020 and 2021; 11,021,834 and 18,286,923 Class A Ordinary Shares issued and outstanding as of December 31, 2020 and 2021, respectively; 6,000,000 Class B Ordinary Shares authorized, 5,763,077 Class B Ordinary Shares issued and outstanding as of December 31 2020 and 2021, respectively) *	24,050	17,850
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,706,356	6,643,118
Statutory reserve	1,391,770	1,241,573
Retained earnings	10,794,621	10,498,183
Accumulated other comprehensive (loss) income	883,140	942,822
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY	53,784,496	19,328,105
Non-controlling interests
TOTAL SHAREHOLDERS’ EQUITY	53,784,496	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 65,863,014	$ 34,429,335